Commitments and Contingencies - Future Payments for Commitments (Details) $ in Millions	Sep. 30, 2025 CAD ($)
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	$ 24,371
Real Estate	794
Obligation to Fund HCML	421
Other Long-Term Commitments	1,655
Total Commitments	27,241
Remainder of Year
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	523
Real Estate	16
Obligation to Fund HCML	25
Other Long-Term Commitments	427
Total Commitments	991
2 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	2,030
Real Estate	64
Obligation to Fund HCML	101
Other Long-Term Commitments	184
Total Commitments	2,379
3 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	2,047
Real Estate	61
Obligation to Fund HCML	95
Other Long-Term Commitments	184
Total Commitments	2,387
4 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	2,070
Real Estate	59
Obligation to Fund HCML	55
Other Long-Term Commitments	148
Total Commitments	2,332
5 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	2,017
Real Estate	62
Obligation to Fund HCML	43
Other Long-Term Commitments	117
Total Commitments	2,239
Thereafter
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	15,684
Real Estate	532
Obligation to Fund HCML	102
Other Long-Term Commitments	595
Total Commitments	$ 16,913